DEBT (Tables)	6 Months Ended
Jun. 30, 2024
Debt Disclosure [Abstract]
Schedule of Short-term Borrowings, Bank Overdrafts and Long-term Debt
Short-term borrowings, bank overdrafts and long-term debt consisted of the following:

	June 30, 2024	December 31, 2023

	(U.S. Dollars in thousands)
Revolving Credit Facility	$47,743	$89,750
Term Loan A and Term Loan B	706,400	810,975
Vessel financing loans	67,421	74,774
Other long-term financing arrangements	33,885	34,895
Other revolving credit facilities, at a weighted average interest rate of 4.2% as of June 30, 2024 (6.5% as of December 31, 2023)	57,389	38,770
Bank overdrafts	38,613	11,488
Finance lease obligations, at a weighted average interest rate of 5.0% as of June 30, 2024 (4.2% as of December 31, 2023)	35,714	33,184
Total debt, gross	987,165	1,093,836
Unamortized debt discounts and debt issuance costs	(11,064)	(14,395)
Total debt, net	976,101	1,079,441
Current maturities, net of unamortized debt discounts and debt issuance costs	(55,201)	(222,940)
Bank overdrafts	(38,613)	(11,488)
Long-term debt, net	$882,287	$845,013